Document and Entity Information	9 Months Ended
Sep. 30, 2020
Entity Registrant Name	Lordstown Motors Corp.
Entity Central Index Key	0001759546
Amendment Flag	true
Amendment Description	This amendment to update the financial statements of the Registration Statement.
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true